ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 617-951-7000 F 617-951-7050 BOSTON NEW YORK SAN FRANCISCO WASHINGTON, DC

November 4, 2004	Matthew N. Shea (617)951-7548 mshea@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549-0505

Re:	PIMCO Floating Rate Strategy Fund (the “Fund”)

(Investment Company Act File No. 811-21601)

Ladies and Gentlemen:

We are filing today through EDGAR a Registration Statement on Form N-2 under the Securities Act of 1933 as amended (the “Securities Act”), on behalf of PIMCO Floating Rate Strategy Fund, a Massachusetts business trust. The Registration Statement relates to the proposed offering by the Registrant of its Preferred Shares of beneficial interest.

The Registrant intends to request selective review of this Registration Statement. The Registrant’s request for selective review will be filed separately.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $31.68 to the designated lockbox at Mellon Bank in Pittsburgh, Pennsylvania.

Please direct any questions or comments regarding this filing to me at (617) 951-7548, or in my absence to David Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Very truly yours,

/s/ Matthew N. Shea

Matthew N. Shea

cc:	Newton B. Schott, Jr.
Brian S. Shlissel
Joseph B. Kittredge, Jr.
David C. Sullivan